Current and Noncurrent Accrued and Other Liabilities - Summary of Current and Noncurrent Accrued and Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Accrued interest	$ 14,784	$ 13,888
Accrued death and other executive benefits	4,604	5,417
Accrued payroll and benefits	4,521	3,592
Series E redeemable preferred - embedded derivative	3,308
Accrued health and worker compensation insurance claims	2,996	2,933
Customer deposits	2,130	5,564
Other	16,251	11,681
Total current and noncurrent accrued liabilities	48,594	43,075
Less noncurrent portion	8,786	6,649
Current portion of accrued and other liabilities	$ 39,808	$ 36,426